Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Schedule of Annual Amortization Rates	Annual amortization rates:
%

Developed technology	14.3
Customer list	10.0
Brand	6.7